Note 8 - Convertible Notes (Details)				1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 04, 2018	Aug. 10, 2018	Jan. 15, 2018	Aug. 23, 2018	Jul. 31, 2017	Mar. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Mar. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Class of Warrant, Exercise Price | $ / shares						$ 0.20
Debt Instrument, Unamortized Discount						$ 1,000,000			$ 3,400,000
Private Placement Terms	On December 4, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 15,000,000 units at the price of $0.20 per unit up to a total of $3 million. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of five years.	On August 10, 2018, the Company entered into a Placement Agent’s Agreement to offer a total of 10,000,000 units at the price of $0.25 per unit. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of three years.	On January 15, 2019, the Placement Agent’s Agreement was amended to decrease the unit price from $0.20 per unit to $0.15 per unit and decrease the exercise price of the warrants included in each unit from $0.60 to $0.30, applied retroactively to funds raised prior to the date of the amendment, with no other changes to the agreement.	. On August 23, 2018, the Placement Agent’s Agreement was amended to increase the number of units offered by 10,000,000 to 20,000,000 in total, with no other changes to the agreement.	In July, 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years.
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 0.30
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						0.20
Debt Conversion Price | $ / shares						0.30
Convertible notes									591,352
Approximate
Debt Instrument, Face Amount													$ 4,116,000
Initial debt amount													$ 4,116,000
Common Stock
Class of Warrant, Exercise Price | $ / shares						0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.50
Warrant
Debt Instrument, Face Amount								$ 8,235,500
Class of Warrant, Outstanding | shares							16,464,000	16,464,000
Class of Warrant, Exercise Price | $ / shares							$ 0.20
Debt Instrument, Unamortized Discount							$ 2,417,856	$ 4,430,427
Investment Warrants, Exercise Price | $ / shares							$ 0.65	$ 0.65
Debt Conversion, Original Debt, Amount							$ 1,600,808
Initial debt amount								$ 8,235,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.20
Short Term Promissory Note 1
Debt Instrument, Face Amount						$ 965,500		$ 192,500			$ 1,034,500	$ 192,500
Class of Warrant, Outstanding | shares						3,862,000
Class of Warrant, Exercise Price | $ / shares							$ 0.60
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 416,733	$ 487,957
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.20
Initial debt amount						$ 965,500		$ 192,500			$ 1,034,500	$ 192,500
Original discount rate								9.10%
Debt Instrument, Interest Rate, Effective Percentage												10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.60
Debt Conversion, Converted Instrument, Amount								$ 192,500
Debt Conversion Price | $ / shares								$ 0.20
Short Term Promissory Note 1 | Common Stock
Debt Instrument, Convertible, Number of Equity Instruments | shares						3,862,000	4,138,000	962,500
Short Term Promissory Note 1 | Warrant
Debt Instrument, Convertible, Number of Equity Instruments | shares								962,500
Class of Warrant, Exercise Price | $ / shares								$ 0.50
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 94,037
Debt Instrument, Unamortized Discount								$ 66,912
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.50
Short Term Promissory Note 2
Debt Instrument, Face Amount						$ 300,000		$ 300,000
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.20
Initial debt amount						$ 300,000		$ 300,000
Original discount rate								16.67%
Debt Instrument, Interest Rate, Effective Percentage						20.00%
Debt Conversion Price | $ / shares								$ 0.20
Short Term Promissory Note 2 | Common Stock
Debt Instrument, Convertible, Number of Equity Instruments | shares								1,500,000
Short Term Promissory Note 2 | Warrant
Debt Instrument, Convertible, Number of Equity Instruments | shares								1,500,000
Class of Warrant, Exercise Price | $ / shares								$ 0.50
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 143,750
Debt Instrument, Unamortized Discount								$ 93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.50
Convertible Promissory Note
Debt Instrument, Face Amount							$ 8,235,500	$ 8,235,500
Debt Instrument, Unamortized Discount							$ 4,430,427		$ 3,464,187
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.25	$ 0.25	$ 0.25
Debt Instrument, Convertible, Terms of Conversion Feature							The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.	The Notes are payable within three years of issuance and are convertible into 16,464,000 shares of the Company’s common stock.
Initial debt amount							$ 8,235,500	$ 8,235,500
Debt Conversion, Converted Instrument, Amount								$ 300,000
Debt Conversion Price | $ / shares							$ 0.25	$ 0.25	$ 0.25
Convertible Promissory Note | Common Stock
Debt Instrument, Convertible, Conversion Price | $ / shares							0.25	0.25
Debt Conversion Price | $ / shares							$ 0.25	$ 0.25
Short Term Promissory Note 3
Debt Instrument, Face Amount								$ 500,000
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.20
Initial debt amount								$ 500,000
Debt Conversion Price | $ / shares								$ 0.20
Private Placement of 6% Convertible Promissory Notes
Debt Instrument, Face Amount							$ 3,085,000			$ 3,085,000
Debt Instrument, Convertible, Number of Equity Instruments | shares							12,340,000
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 1,541,797
Debt Instrument, Unamortized Discount										$ 1,532,335
Warrants Outstanding							12,340,000
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.65			$ 0.65
Initial debt amount							$ 3,085,000			$ 3,085,000
Debt Conversion Price | $ / shares							$ 0.65			$ 0.65